Cover	Dec. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39821
Entity Registrant Name	ACKRELL SPAC PARTNERS I CO.
Entity Central Index Key	0001790121
Entity Tax Identification Number	83-3237047
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	650
Local Phone Number	560-4753
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one subunit and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one subunit and one-half of one warrant
Trading Symbol	ACKIU
Security Exchange Name	NASDAQ
Subunits included as part of the units, each consisting of one share of common stock, $.0001 par value, and one-half of one warrant
Title of 12(b) Security	Subunits included as part of the units, each consisting of one share of common stock, $.0001 par value, and one-half of one warrant
Trading Symbol	ACKIT
Security Exchange Name	NASDAQ
Redeemable warrants
Title of 12(b) Security	Redeemable warrants
Trading Symbol	ACKIW
Security Exchange Name	NASDAQ